Taxation - Disclosure of reconciliation of items affected by overall tax credit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss) before taxation	$ 6,782	$ 23,749	$ 15,405
Tax charge (credit) on profit or lossb	$ 5,553	$ 7,869	$ 16,762
Effective tax rate	82.00%	33.00%	109.00%
Tax rate computed at the weighted average statutory rate	66.00%	34.00%	77.00%
Increase (decrease) resulting from
Tax reported in equity-accounted entities	(0.07)	(0.02)	(0.04)
Adjustments in respect of prior years	3.00%	(4.00%)	(3.00%)
Deferred tax not recognized	0.05	0.02	(0.02)
Tax incentives for investment	(0.02)	0	(0.01)
Tax rate effect of disposals	0.05	0	(0.08)
Foreign exchange	5.00%	0.00%	3.00%
Items not deductible for tax purposes	5.00%	2.00%	5.00%
Tax rate effect from decision to exit shareholding in associate	0.00%	0.00%	27.00%
Tax rate effect from imposition of new taxes	1.00%	0.00%	12.00%
Other	1.00%	1.00%	3.00%
Lightsource bp
Increase (decrease) resulting from
Proportion of ownership interest in joint venture	49.97%
Excluding impact of Rosneft
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss) before taxation			$ 40,925
Tax charge (credit) on profit or lossb			$ 17,823
Effective tax rate			44.00%
Tax rate computed at the weighted average statutory rate			42.00%
Increase (decrease) resulting from
Tax reported in equity-accounted entities			(0.01)
Adjustments in respect of prior years			(1.00%)
Deferred tax not recognized			(0.01)
Tax incentives for investment			0
Tax rate effect of disposals			(0.03)
Foreign exchange			1.00%
Items not deductible for tax purposes			2.00%
Tax rate effect from decision to exit shareholding in associate			0.00%
Tax rate effect from imposition of new taxes			4.00%
Other			1.00%
Impact of Rosneft
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss) before taxation			$ (25,520)
Tax charge (credit) on profit or lossb			$ (1,061)
Effective tax rate			4.00%
Tax rate computed at the weighted average statutory rate			20.00%
Increase (decrease) resulting from
Tax reported in equity-accounted entities			0
Adjustments in respect of prior years			0.00%
Deferred tax not recognized			0
Tax incentives for investment			0
Tax rate effect of disposals			0
Foreign exchange			0.00%
Items not deductible for tax purposes			0.00%
Tax rate effect from decision to exit shareholding in associate			(16.00%)
Tax rate effect from imposition of new taxes			0.00%
Other			0.00%